Securities (Securities Available for Sale) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities, Total	$ 151,790	$ 152,195
Fair Value of AFS Securities, Total	150,488	152,327
Gross Unrealized Gains on AFS Securities, Total	897	1,082
Gross Unrealized Losses on AFS Securities, Total	(2,199)	(950)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year		1,000
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	19,495	24,489
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	17,000	7,495
Amortized Cost of AFS Securities, Total	36,495	32,984
Fair Value of AFS Securities Maturing Within One Year		1,003
Fair Value of AFS Securities Maturing After One Year But Within Five Years	19,331	24,264
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	16,468	7,465
Fair Value of AFS Securities, Total	35,799	32,732
Gross Unrealized Gains on AFS Securities Maturing Within One Year		3
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	13	19
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years		7
Gross Unrealized Gains on AFS Securities, Total	13	29
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(177)	(244)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(532)	(37)
Gross Unrealized Losses on AFS Securities, Total	(709)	(281)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	2,819	5,756
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	13,268	16,070
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	10,923	7,204
Amortized Cost of AFS Securities Maturing After Ten Years		330
Amortized Cost of AFS Securities, Total	27,010	29,360
Fair Value of AFS Securities Maturing Within One Year	2,820	5,771
Fair Value of AFS Securities Maturing After One Year But Within Five Years	13,240	16,151
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	10,599	7,282
Fair Value of AFS Securities Maturing After Ten Years		331
Fair Value of AFS Securities, Total	26,659	29,535
Gross Unrealized Gains on AFS Securities Maturing Within One Year	2	15
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	39	101
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	16	78
Gross Unrealized Gains on AFS Securities Maturing After Ten Years		1
Gross Unrealized Gains on AFS Securities, Total	57	195
Gross Unrealized Losses on AFS Securities Maturing Within One Year	(1)
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(67)	(20)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(340)
Gross Unrealized Losses on AFS Securities, Total	(408)	(20)
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	86,670	88,159
Fair Value of AFS Securities, Total	85,702	87,741
Fair Value of AFS Securities Without Single Maturity Date	85,702	87,741
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	114	213
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	(1,082)	(631)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	1,615	1,692
Fair Value of AFS Securities, Total	2,328	2,319
Fair Value of AFS Securities Without Single Maturity Date	2,328	2,319
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	713	645
Gross Unrealized Losses on AFS Securities Without Single Maturity Date		(18)
Parent Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value of AFS Securities, Total	$ 1,841	$ 1,399